Subsequent Events (Details) - Standby Equity Purchase Agreement [Member] - Subsequent Event [Member] $ in Millions	Mar. 23, 2022 USD ($)
Subsequent Events (Details) [Line Items]
Sale of stock, maximum amount of consideration to be received on transaction	$ 125.0
Sale of stock, period for transaction	36 months